Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
January 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
China - 6.7%
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	1,264,000	$8,832,689
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	89,900	18,572,441
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	128,645	15,895,376
NetEase Inc. - ADR (Media & Entertainment)	33,519	10,751,555
Trip.com Group Ltd. - ADR (Retailing)*	385,615	12,389,810
		66,441,871
Denmark - 0.6%
Chr Hansen Holding A/S (Materials)†	79,622	5,936,965
Finland - 1.0%
Kone OYJ, Class B (Capital Goods)†	152,996	9,878,837
France - 3.6%
Air Liquide SA (Materials)†	75,739	10,971,493
EssilorLuxottica SA (Consumer Durables & Apparel)†	98,134	14,566,735
L'Oreal SA (Household & Personal Products)†	35,884	10,055,127
		35,593,355
Germany - 2.2%
Symrise AG (Materials)†	213,085	21,951,174
Hong Kong - 2.6%
AIA Group Ltd. (Insurance)†	2,582,005	25,455,991
India - 2.9%
HDFC Bank Ltd. - ADR (Banks)	163,274	9,352,335
ICICI Bank Ltd. - Sponsored ADR (Banks)	1,290,277	18,812,238
		28,164,573
Indonesia - 1.7%
Bank Central Asia Tbk PT (Banks)†	6,912,254	16,243,765
Japan - 8.4%
FANUC Corp. (Capital Goods)†	34,845	6,339,376
Keyence Corp. (Technology Hardware & Equipment)†	49,404	16,750,704
Kubota Corp. (Capital Goods)†	623,935	9,673,778
M3 Inc. (Health Care Equipment & Services)†	361,490	10,593,782
Makita Corp. (Capital Goods)†	252,963	9,597,786
MonotaRO Co., Ltd. (Capital Goods)†	87,960	2,131,966
Nidec Corp. (Capital Goods)†	68,800	8,709,552
Shiseido Co., Ltd. (Household & Personal Products)†	108,600	7,018,008
	Shares	Value
COMMON STOCKS - 96.2% (continued)
Japan - 8.4% (continued)
Sysmex Corp. (Health Care Equipment & Services)†	166,065	$11,877,691
		82,692,643
Russia - 1.6%
Yandex NV, Class A (Media & Entertainment)*	343,774	15,404,513
South Africa - 0.3%
Sasol Ltd. (Materials)†	211,523	3,339,652
South Korea - 1.0%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	8,613	10,062,719
Spain - 0.7%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	1,319,212	6,818,242
Switzerland - 6.5%
Alcon Inc. (Health Care Equipment & Services)*	218,924	12,903,380
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	61,578	25,319,115
Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	124,149	13,688,669
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	48,059	12,061,460
		63,972,624
United Kingdom - 3.7%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	812,515	14,947,870
Network International Holdings plc (Software & Services)*^†	1,374,782	11,036,151
Standard Chartered plc (Banks)†	1,287,679	10,718,873
		36,702,894
United States - 52.7%
3M Co. (Capital Goods)	36,994	5,869,468
Abbott Laboratories (Health Care Equipment & Services)	145,989	12,721,482
Alphabet Inc., Class A (Media & Entertainment)*	21,490	30,790,442
Apple Inc. (Technology Hardware & Equipment)	76,002	23,523,379
Booking Holdings Inc. (Retailing)*	13,343	24,425,029
Cognex Corp. (Technology Hardware & Equipment)	140,996	7,186,566
Cognizant Technology Solutions Corp., Class A (Software & Services)	121,141	7,435,635
Colgate-Palmolive Co. (Household & Personal Products)	240,181	17,720,554

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 96.2% (continued)
United States - 52.7% (continued)
Deere & Co. (Capital Goods)	72,433	$11,486,425
eBay Inc. (Retailing)	223,801	7,510,762
Exxon Mobil Corp. (Energy)	153,171	9,514,983
Facebook Inc., Class A (Media & Entertainment)*	57,257	11,560,761
First Republic Bank (Banks)	235,013	26,058,241
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	28,117	8,155,898
Linde plc (Materials)†	79,155	16,180,275
Mastercard Inc., Class A (Software & Services)	77,666	24,537,796
Microsoft Corp. (Software & Services)	86,425	14,712,128
NIKE Inc., Class B (Consumer Durables & Apparel)	187,741	18,079,458
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	71,447	16,892,214
PayPal Holdings Inc. (Software & Services)*	370,899	42,241,687
Proto Labs Inc. (Capital Goods)*	19,964	2,066,274
Regeneron Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	39,534	13,360,120
Roper Technologies Inc. (Capital Goods)	75,418	28,784,034
salesforce.com Inc. (Software & Services)*	61,695	11,247,615
Schlumberger Ltd. (Energy)	330,840	11,086,448
SVB Financial Group (Banks)*	44,994	10,813,408
UnitedHealth Group Inc. (Health Care Equipment & Services)	31,096	8,472,105
Verisk Analytics Inc. (Commercial & Professional Services)	152,879	24,838,251
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	134,339	30,501,670
Walgreens Boots Alliance Inc. (Food & Staples Retailing)	138,222	7,028,589
Walt Disney Co. (Media & Entertainment)	82,162	11,363,826
Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	54,950	12,297,261
Workday Inc., Class A (Software & Services)*	57,374	10,592,962
		519,055,746
Total Common Stocks (Cost $605,970,812)		$947,715,564
	Shares	Value
PREFERRED STOCKS - 0.9%
Brazil - 0.9%
Itau Unibanco Holding SA - Sponsored ADR, 0.56% (Banks)+	1,088,171	$8,280,981
Total Preferred Stocks (Cost $5,312,184)		$8,280,981
SHORT TERM INVESTMENTS - 2.8%
Northern Institutional Funds - Prime Obligations Portfolio (Shares), 1.63% (Money Market Funds)	8,801,959	8,803,719
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.48% (Money Market Funds)	18,804,460	18,804,460
Total Short Term Investments (Cost $27,607,439)		$27,608,179
Total Investments — 99.9%
(Cost $638,890,435)		$983,604,724
Other Assets Less Liabilities - 0.1%		1,269,843
Net Assets — 100.0%		$984,874,567

Summary of Abbreviations
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of January 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

Industry	Percentage of Net Assets
Banks	10.9%
Capital Goods	9.6
Commercial & Professional Services	2.5
Consumer Durables & Apparel	3.3
Energy	2.1
Food & Staples Retailing	0.7
Food Beverage & Tobacco	1.4
Health Care Equipment & Services	7.0
Household & Personal Products	3.5
Insurance	2.6
Materials	5.9
Media & Entertainment	9.7
Pharmaceuticals, Biotechnology & Life Sciences	10.6
Retailing	6.4
Semiconductors & Semiconductor Equipment	1.7
Software & Services	12.4
Technology Hardware & Equipment	6.8
Money Market Funds	2.8
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%
See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
January 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Brazil - 1.4%
Ambev SA - ADR (Food Beverage & Tobacco)*	54,647,348	$227,332,968
Canada - 3.0%
Alimentation Couche-Tard Inc., Class B (Food & Staples Retailing)	5,854,100	195,652,745
Canadian National Railway Co. (Transportation)	3,263,422	304,934,152
		500,586,897
China - 6.1%
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	2,477,861	306,164,505
China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	5,411,877	222,103,432
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	26,345,000	298,045,242
Tencent Holdings Ltd. (Media & Entertainment)†	3,748,100	177,971,345
		1,004,284,524
Denmark - 0.9%
Novozymes A/S, Class B (Materials)†	2,920,087	152,415,748
France - 6.8%
Air Liquide SA (Materials)†	1,188,788	172,206,902
Dassault Systemes SE (Software & Services)†	1,564,855	271,590,447
L'Oreal SA (Household & Personal Products)†	1,680,460	470,885,050
Schneider Electric SE (Capital Goods)†	2,200,686	220,603,209
		1,135,285,608
Germany - 12.0%
adidas AG (Consumer Durables & Apparel)†	933,202	295,398,583
Allianz SE, Reg S (Insurance)†	2,070,455	496,317,569
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	21,508,919	466,274,577
SAP SE - Sponsored ADR (Software & Services)	3,793,397	496,062,526
Symrise AG (Materials)†	2,330,916	240,121,748
		1,994,175,003
Hong Kong - 3.2%
AIA Group Ltd. (Insurance)†	53,272,674	525,215,374
India - 2.9%
HDFC Bank Ltd. - ADR (Banks)	3,731,416	213,735,508
ICICI Bank Ltd. - Sponsored ADR (Banks)	18,831,882	274,568,840
		488,304,348
	Shares	Value
COMMON STOCKS - 95.5% (continued)
Israel - 2.6%
Check Point Software Technologies Ltd. (Software & Services)*	3,706,345	$423,672,297
Japan - 12.6%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,399,200	347,898,198
Dentsu Group Inc. (Media & Entertainment)†	3,204,440	106,134,307
FANUC Corp. (Capital Goods)†	844,800	153,695,068
Keyence Corp. (Technology Hardware & Equipment)†	880,254	298,455,070
Komatsu Ltd. (Capital Goods)†	6,169,600	135,560,689
Kubota Corp. (Capital Goods)†	16,201,500	251,195,588
Nitori Holdings Co., Ltd. (Retailing)†	746,794	116,398,888
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,303,433	136,933,606
Sysmex Corp. (Health Care Equipment & Services)†	2,966,707	212,191,792
Unicharm Corp. (Household & Personal Products)†	9,834,800	336,246,086
		2,094,709,292
Mexico - 0.9%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,613,604	145,498,673
Russia - 3.1%
LUKOIL PJSC - Sponsored ADR (Energy)	2,987,640	305,127,673
Yandex NV, Class A (Media & Entertainment)*	4,832,455	216,542,309
		521,669,982
Singapore - 2.5%
DBS Group Holdings Ltd. (Banks)†	22,491,583	412,647,927
South Africa - 0.4%
Sasol Ltd. (Materials)†	4,074,751	64,334,607
South Korea - 1.5%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	215,890	252,228,082
Spain - 3.4%
Amadeus IT Group SA (Software & Services)†	2,976,497	233,148,984
Banco Bilbao Vizcaya Argentaria SA (Banks)†	64,695,986	334,376,031
		567,525,015

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 95.5% (continued)
Sweden - 5.1%
Alfa Laval AB (Capital Goods)†	9,387,736	$233,809,498
Atlas Copco AB, Class A (Capital Goods)†	12,423,429	440,819,671
Epiroc AB, Class A (Capital Goods)†	14,422,153	166,851,237
		841,480,406
Switzerland - 12.6%
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	834,311	343,044,856
Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	5,715,515	630,192,684
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	2,032,152	683,942,927
SGS SA, Reg S (Commercial & Professional Services)†	61,981	179,049,691
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	992,398	249,064,043
		2,085,294,201
Taiwan - 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	10,500,125	112,327,486
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	9,914,253	534,774,807
		647,102,293
United Kingdom - 7.5%
Diageo plc (Food Beverage & Tobacco)†	7,354,191	290,979,155
HSBC Holdings plc (Banks)†	20,335,452	148,027,373
Rio Tinto plc (Materials)†	2,734,840	147,380,270
Royal Dutch Shell plc, Class B (Energy)†	7,825,667	206,049,639
Standard Chartered plc (Banks)†	22,293,087	185,571,692
Unilever plc (Household & Personal Products)†	4,474,496	267,250,094
		1,245,258,223
United States - 3.1%
Linde plc (Materials)†	1,580,176	323,007,799
Schlumberger Ltd. (Energy)	5,718,301	191,620,266
		514,628,065
Total Common Stocks (Cost $12,560,732,811)		$15,843,649,533
	Shares	Value
PREFERRED STOCKS - 3.0%
Brazil - 0.9%
Itau Unibanco Holding SA - Sponsored ADR, 0.56% (Banks)+	20,233,774	$153,979,020
Germany - 0.5%
FUCHS PETROLUB SE, 2.32% (Materials)+†	1,963,903	87,261,800
South Korea - 1.6%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.89% (Technology Hardware & Equipment)+†	269,514	260,424,095
Total Preferred Stocks (Cost $353,713,545)		$501,664,915
SHORT TERM INVESTMENTS - 1.5%
Northern Institutional Funds - Prime Obligations Portfolio (Shares), 1.63% (Money Market Funds)	112,640,439	112,662,967
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.48% (Money Market Funds)	126,764,685	126,764,685
Total Short Term Investments (Cost $239,405,124)		$239,427,652
Total Investments — 100.0%
(Cost $13,153,851,480)		$16,584,742,100
Other Assets Less Liabilities - 0.0%		1,934,617
Net Assets — 100.0%		$16,586,676,717

Summary of Abbreviations
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

Industry	Percentage of Net Assets
Banks	10.3%
Capital Goods	9.7
Commercial & Professional Services	1.1
Consumer Durables & Apparel	1.8
Energy	4.2
Food & Staples Retailing	1.2
Food Beverage & Tobacco	7.8
Health Care Equipment & Services	2.8
Household & Personal Products	6.5
Insurance	8.0
Materials	7.1
Media & Entertainment	4.9
Pharmaceuticals, Biotechnology & Life Sciences	9.1
Retailing	0.7
Semiconductors & Semiconductor Equipment	6.7
Software & Services	8.6
Technology Hardware & Equipment	4.9
Telecommunication Services	1.3
Transportation	1.8
Money Market Funds	1.5
Total Investments	100.0
Other Assets Less Liabilities	0.0
Net Assets	100.0%
See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
January 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Argentina - 1.2%
Globant SA (Software & Services)*	34,405	$4,221,493
Bangladesh - 0.3%
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	478,190	1,113,515
Canada - 1.7%
Kinaxis Inc. (Software & Services)*	73,000	6,061,085
China - 1.6%
51job Inc. - ADR (Commercial & Professional Services)*	27,005	1,948,411
Haitian International Holdings Ltd. (Capital Goods)†	1,759,000	3,774,113
		5,722,524
Egypt - 1.7%
Edita Food Industries SAE (Food Beverage & Tobacco)	3,349,900	2,968,266
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	663,410	2,893,503
		5,861,769
Finland - 1.9%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	179,322	6,714,202
France - 6.8%
Alten SA (Software & Services)†	72,901	9,050,602
Chargeurs SA (Consumer Durables & Apparel)†	98,060	1,852,047
IPSOS (Media & Entertainment)†	49,587	1,610,915
LISI (Capital Goods)†	107,160	3,262,092
Rubis SCA (Utilities)†	127,824	7,910,381
		23,686,037
Germany - 9.7%
Bechtle AG (Software & Services)†	61,423	8,912,172
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	52,456	6,431,480
FUCHS PETROLUB SE (Materials)†	137,135	5,590,410
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	71,947	4,445,287
Pfeiffer Vacuum Technology AG (Capital Goods)†	18,678	3,103,709
Rational AG (Capital Goods)†	1,157	871,459
STRATEC SE (Health Care Equipment & Services)†	64,270	4,550,388
		33,904,905
	Shares	Value
COMMON STOCKS - 97.7% (continued)
Hong Kong - 1.5%
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	203,600	$2,747,409
Pico Far East Holdings Ltd. (Media & Entertainment)†	9,159,000	2,462,551
		5,209,960
India - 3.1%
Bharti Infratel Ltd. (Telecommunication Services)†	484,729	1,686,948
Max Financial Services Ltd. (Insurance)*†	922,462	6,546,276
SH Kelkar & Co., Ltd. (Materials)*^†	1,544,276	2,425,171
		10,658,395
Indonesia - 2.3%
Sarana Menara Nusantara Tbk PT (Telecommunication Services)†	65,009,600	4,005,406
Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	49,228,000	4,167,849
		8,173,255
Israel - 2.2%
CyberArk Software Ltd. (Software & Services)*	54,516	7,535,747
Italy - 3.0%
Danieli & C Officine Meccaniche SpA (RSP) (Capital Goods)†	71,745	716,866
DiaSorin SpA (Health Care Equipment & Services)†	17,758	2,184,434
Reply SpA (Software & Services)†	97,947	7,690,930
		10,592,230
Japan - 15.0%
ABC-Mart Inc. (Retailing)†	24,300	1,563,829
Ariake Japan Co., Ltd. (Food Beverage & Tobacco)†	119,000	8,116,294
BML Inc. (Health Care Equipment & Services)†	96,900	2,740,699
Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	19,100	4,233,217
FINDEX Inc. (Health Care Equipment & Services)†	110,300	1,143,920
Infomart Corp. (Software & Services)†	633,900	5,085,773
MISUMI Group Inc. (Capital Goods)†	60,100	1,490,542
MonotaRO Co., Ltd. (Capital Goods)†	37,800	916,193
Nakanishi Inc. (Health Care Equipment & Services)†	375,000	6,641,051

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 97.7% (continued)
Japan - 15.0% (continued)
Nihon M&A Center Inc. (Commercial & Professional Services)†	122,900	$3,534,855
Pigeon Corp. (Household & Personal Products)†	29,700	1,040,480
Rinnai Corp. (Consumer Durables & Apparel)†	12,900	921,259
Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	84,900	2,357,112
SMS Co., Ltd. (Commercial & Professional Services)†	246,400	6,142,046
Stanley Electric Co., Ltd. (Automobiles & Components)†	246,900	6,328,167
		52,255,437
Kenya - 0.3%
East African Breweries Ltd. (Food Beverage & Tobacco)†	502,700	1,074,410
Kuwait - 1.3%
Mabanee Co. SAK (Real Estate)†	1,444,188	4,340,671
Malaysia - 1.0%
Dialog Group Bhd. (Energy)†	4,425,940	3,519,411
Mexico - 1.7%
Grupo Herdez SAB de CV (Food Beverage & Tobacco)	1,567,738	3,110,502
Megacable Holdings SAB de CV (Media & Entertainment)	720,900	2,682,463
		5,792,965
Netherlands - 0.5%
ASM International NV (Semiconductors & Semiconductor Equipment)†	14,558	1,767,575
Nigeria - 0.5%
Nestle Nigeria plc (Food Beverage & Tobacco)	419,251	1,591,654
Norway - 1.5%
Tomra Systems ASA (Commercial & Professional Services)†	181,521	5,340,678
Peru - 1.7%
Alicorp SAA (Food Beverage & Tobacco)	990,927	2,663,153
Ferreycorp SAA (Capital Goods)	5,733,168	3,386,396
		6,049,549
Philippines - 0.3%
Security Bank Corp. (Banks)†	287,480	998,181
	Shares	Value
COMMON STOCKS - 97.7% (continued)
Romania - 0.5%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	196,435	$1,598,612
Saudi Arabia - 1.1%
Jarir Marketing Co. (Retailing)†	85,986	3,685,742
South Africa - 1.0%
Clicks Group Ltd. (Food & Staples Retailing)†	76,263	1,242,730
Discovery Ltd. (Insurance)†	295,681	2,293,976
		3,536,706
South Korea - 0.7%
Cheil Worldwide Inc. (Media & Entertainment)†	55,849	989,201
Woongjin Coway Co., Ltd. (Consumer Durables & Apparel)†	20,801	1,525,269
		2,514,470
Sweden - 4.2%
Alfa Laval AB (Capital Goods)†	132,685	3,304,632
Intrum AB (Commercial & Professional Services)†	178,408	4,950,456
Paradox Interactive AB (Media & Entertainment)†	323,378	5,099,518
Thule Group AB (Consumer Durables & Apparel)^†	57,331	1,355,530
		14,710,136
Switzerland - 3.3%
Bossard Holding AG, Class A, Reg S (Capital Goods)†	24,463	3,551,739
LEM Holding SA, Reg S (Technology Hardware & Equipment)†	3,607	5,464,983
VAT Group AG (Capital Goods)*^†	16,389	2,481,175
		11,497,897
Taiwan - 2.6%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	175,517	1,673,421
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	1,560,700	3,099,185
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	125,909	1,612,819
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	75,000	2,705,441
		9,090,866
Turkey - 1.6%
Anadolu Hayat Emeklilik AS (Insurance)†	1,967,261	2,385,595
Ulker Biskuvi Sanayi AS (Food Beverage & Tobacco)*†	861,841	3,342,470
		5,728,065

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 97.7% (continued)
Ukraine - 0.9%
Kernel Holding SA (Food Beverage & Tobacco)†	256,165	$3,104,343
United Arab Emirates - 0.6%
Agthia Group PJSC (Food Beverage & Tobacco)†	2,422,603	2,191,511
United Kingdom - 16.7%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	470,579	8,657,260
Bank of Georgia Group plc (Banks)†	146,056	2,914,636
Clarkson plc (Transportation)†	124,733	4,825,680
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	177,784	6,688,065
Diploma plc (Capital Goods)†	227,526	5,848,000
EMIS Group plc (Health Care Equipment & Services)†	264,444	4,019,371
Keywords Studios plc (Software & Services)†	244,384	3,991,818
Network International Holdings plc (Software & Services)*^†	657,585	5,278,806
Rathbone Brothers plc (Diversified Financials)†	130,844	3,403,069
Rightmove plc (Media & Entertainment)†	438,159	3,816,775
Senior plc (Capital Goods)†	2,419,397	5,307,125
Signature Aviation plc (Transportation)†	917,896	3,522,159
		58,272,764
United States - 1.8%
Core Laboratories NV (Energy)	147,538	5,183,010
Sensata Technologies Holding plc (Capital Goods)*	20,296	959,392
		6,142,402
Vietnam - 1.9%
Hoa Phat Group JSC (Materials)*†	6,355,183	6,543,535
Total Common Stocks (Cost $285,535,152)		$340,802,697
SHORT TERM INVESTMENTS - 3.0%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.48% (Money Market Funds)	10,300,713	10,300,713
Shares	Value
SHORT TERM INVESTMENTS - 3.0% (continued)
Total Short Term Investments (Cost $10,300,713)	$10,300,713
Total Investments — 100.7%
(Cost $295,835,865)	$351,103,410
Liabilities Less Other Assets - (0.7)%	(2,463,895)
Net Assets — 100.0%	$348,639,515

Summary of Abbreviations
ADR	American Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.1% of net assets as of January 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

Industry	Percentage of Net Assets
Automobiles & Components	1.8%
Banks	1.1
Capital Goods	11.1
Commercial & Professional Services	6.3
Consumer Durables & Apparel	2.1
Diversified Financials	1.0
Energy	2.9
Food & Staples Retailing	1.6
Food Beverage & Tobacco	9.3
Health Care Equipment & Services	8.8
Household & Personal Products	0.3
Insurance	3.2
Materials	4.2
Media & Entertainment	4.8
Pharmaceuticals, Biotechnology & Life Sciences	5.4
Real Estate	1.2
Retailing	1.5
Semiconductors & Semiconductor Equipment	3.0
Software & Services	16.6
Technology Hardware & Equipment	4.0
Telecommunication Services	2.8
Transportation	2.4
Utilities	2.3
Money Market Fund	3.0
Total Investments	100.7
Liabilities Less Other Assets	(0.7)
Net Assets	100.0%
See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
January 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 91.2%
Brazil - 3.7%
Ambev SA - ADR (Food Beverage & Tobacco)*	15,468,785	$64,350,146
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	3,721,500	41,884,906
Localiza Rent a Car SA (Transportation)	3,814,870	47,772,727
WEG SA (Capital Goods)	6,046,670	55,643,596
		209,651,375
Chile - 0.3%
Banco Santander Chile - ADR (Banks)	846,311	16,960,072
China - 26.7%
51job Inc. - ADR (Commercial & Professional Services)*	885,248	63,870,643
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	4,339,000	30,320,443
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	1,326,179	273,975,319
Autohome Inc. - ADR (Media & Entertainment)*	521,148	39,857,399
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	447,312	55,269,871
CNOOC Ltd. - Sponsored ADR (Energy)	477,654	72,125,754
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	20,454,000	45,221,406
ENN Energy Holdings Ltd. (Utilities)†	11,190,200	130,250,709
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)#†	6,745,337	21,948,186
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)#†	15,052,070	71,702,690
JD.com Inc. - ADR (Retailing)*	728,591	27,460,595
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)#†	3,320,700	47,086,762
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)#†	10,117,813	73,769,199
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	8,594,500	97,230,967
SF Holding Co., Ltd., Class A (Transportation)#†	6,341,800	32,912,175
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	4,248,000	56,080,349
	Shares	Value
COMMON STOCKS - 91.2% (continued)
China - 26.7% (continued)
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	16,472,757	$21,896,561
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	3,753,500	60,441,574
Tencent Holdings Ltd. (Media & Entertainment)†	5,308,200	252,049,704
Trip.com Group Ltd. - ADR (Retailing)*	798,780	25,664,801
Weibo Corp. - Sponsored ADR (Media & Entertainment)*	443,405	18,897,921
		1,518,033,028
Czech Republic - 0.8%
Komercni banka AS (Banks)†	1,328,653	45,648,659
Egypt - 0.9%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	9,470,509	49,920,136
Hong Kong - 6.6%
AIA Group Ltd. (Insurance)†	14,672,415	144,655,362
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	3,346,969	45,164,504
Sands China Ltd. (Consumer Services)†	24,922,938	120,409,771
Techtronic Industries Co., Ltd. (Capital Goods)†	8,334,301	66,062,307
		376,291,944
India - 6.5%
Housing Development Finance Corp., Ltd. (Banks)†	4,585,109	155,130,519
Kotak Mahindra Bank Ltd. (Banks)†	3,747,002	88,717,531
Maruti Suzuki India Ltd. (Automobiles & Components)†	672,465	64,759,761
Tata Consultancy Services Ltd. (Software & Services)†	2,125,089	62,081,559
		370,689,370
Indonesia - 3.3%
Astra International Tbk PT (Automobiles & Components)†	83,842,400	38,618,537
Bank Central Asia Tbk PT (Banks)†	26,839,833	63,073,483
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	269,529,300	87,446,200
		189,138,220
Italy - 0.9%
Tenaris SA - ADR (Energy)	2,462,103	50,940,911

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 91.2% (continued)
Kenya - 1.3%
East African Breweries Ltd. (Food Beverage & Tobacco)†	6,379,865	$13,635,554
Safaricom plc (Telecommunication Services)†	203,081,227	61,731,943
		75,367,497
Mexico - 4.7%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	579,617	52,264,065
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	355,115	68,462,621
Grupo Financiero Banorte SAB de CV, Series O (Banks)	13,128,000	80,655,686
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	23,210,600	67,375,905
		268,758,277
Panama - 1.0%
Copa Holdings SA, Class A (Transportation)	550,968	53,972,825
Peru - 1.1%
Credicorp Ltd. (Banks)	309,407	63,917,298
Russia - 8.7%
LUKOIL PJSC - Sponsored ADR (Energy)	1,692,623	172,867,587
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	689,915	124,152,660
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	9,672,874	154,222,291
Yandex NV, Class A (Media & Entertainment)*	921,319	41,284,305
		492,526,843
South Africa - 2.3%
Discovery Ltd. (Insurance)†	5,510,074	42,748,694
Sasol Ltd. (Materials)†	1,766,458	27,889,896
Standard Bank Group Ltd. (Banks)†	5,573,232	58,053,522
		128,692,112
South Korea - 8.1%
Amorepacific Corp. (Household & Personal Products)†	286,618	44,886,156
Hankook Tire & Technology Co., Ltd. (Automobiles & Components)†	1,419,130	34,025,255
LG Household & Health Care Ltd. (Household & Personal Products)†	95,583	100,173,655
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	195,723	228,666,621
	Shares	Value
COMMON STOCKS - 91.2% (continued)
South Korea - 8.1% (continued)
Woongjin Coway Co., Ltd. (Consumer Durables & Apparel)†	704,239	$51,639,536
		459,391,223
Taiwan - 8.3%
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	5,095,031	65,264,291
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	9,687,031	26,308,093
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	403,000	62,749,487
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	29,495,277	315,532,465
		469,854,336
Thailand - 1.1%
Siam Commercial Bank pcl, Reg S (Banks)†	19,391,870	60,968,985
United Arab Emirates - 0.7%
DP World plc (Transportation)†	2,880,897	40,283,110
United Kingdom - 2.2%
Bank of Georgia Group plc (Banks)†	734,581	14,659,012
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	2,990,673	110,224,833
		124,883,845
United States - 2.0%
EPAM Systems Inc. (Software & Services)*	501,354	114,378,902
Total Common Stocks (Cost $4,032,811,178)		$5,180,268,968
PREFERRED STOCKS - 5.3%
Brazil - 3.1%
Banco Bradesco SA - ADR, 6.43% (Banks)+	10,624,014	81,061,227
Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	1,339,591	26,631,069
Itau Unibanco Holding SA - Sponsored ADR, 0.56% (Banks)+	8,985,433	68,379,144
		176,071,440
Colombia - 1.2%
Bancolombia SA - Sponsored ADR, 2.26% (Banks)+	1,307,948	68,628,032

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
PREFERRED STOCKS - 5.3% (continued)
South Korea - 1.0%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.89% (Technology Hardware & Equipment)+†	55,735	$53,855,225
Total Preferred Stocks (Cost $209,996,128)		$298,554,697
SHORT TERM INVESTMENTS - 3.4%
Northern Institutional Funds - Prime Obligations Portfolio (Shares), 1.63% (Money Market Funds)	107,197,450	107,218,890
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.48% (Money Market Funds)	87,476,192	87,476,192
Total Short Term Investments (Cost $194,677,501)		$194,695,082
Total Investments — 99.9%
(Cost $4,437,484,807)		$5,673,518,747
Other Assets Less Liabilities - 0.1%		3,313,281
Net Assets — 100.0%		$5,676,832,028

Summary of Abbreviations
ADR	American Depositary Receipt.
CDI	Chess Depositary Interest.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.8%
Banks	20.4
Capital Goods	2.1
Commercial & Professional Services	1.1
Consumer Durables & Apparel	4.3
Consumer Services	2.1
Diversified Financials	0.7
Energy	7.4
Food & Staples Retailing	1.7
Food Beverage & Tobacco	5.1
Household & Personal Products	2.6
Insurance	5.0
Materials	0.5
Media & Entertainment	7.2
Pharmaceuticals, Biotechnology & Life Sciences	1.2
Retailing	5.8
Semiconductors & Semiconductor Equipment	6.3
Software & Services	3.1
Technology Hardware & Equipment	9.4
Telecommunication Services	1.1
Transportation	4.3
Utilities	2.3
Money Market Funds	3.4
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
January 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 91.5%
Brazil - 3.7%
Ambev SA - ADR (Food Beverage & Tobacco)*	11,943,039	$49,683,043
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	2,873,300	32,338,547
Localiza Rent a Car SA (Transportation)	2,945,355	36,883,993
WEG SA (Capital Goods)	4,668,230	42,958,704
		161,864,287
Chile - 0.3%
Banco Santander Chile - ADR (Banks)	653,415	13,094,437
China - 26.8%
51job Inc. - ADR (Commercial & Professional Services)*	683,476	49,312,793
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	3,372,000	23,563,155
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	1,023,907	211,528,947
Autohome Inc. - ADR (Media & Entertainment)*	402,364	30,772,799
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	345,358	42,672,434
CNOOC Ltd. - Sponsored ADR (Energy)	368,784	55,686,384
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	15,792,000	34,914,268
ENN Energy Holdings Ltd. (Utilities)†	8,639,700	100,563,623
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)#†	5,242,728	17,058,951
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)#†	11,621,357	55,359,997
JD.com Inc. - ADR (Retailing)*	562,526	21,201,605
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)#†	2,563,800	36,354,094
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)#†	7,863,138	57,330,314
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	6,635,500	75,068,484
SF Holding Co., Ltd., Class A (Transportation)#†	4,944,300	25,659,539
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,279,000	43,288,010
	Shares	Value
COMMON STOCKS - 91.5% (continued)
China - 26.8% (continued)
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	12,801,788	$17,016,893
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	2,897,800	46,662,474
Tencent Holdings Ltd. (Media & Entertainment)†	4,098,300	194,599,921
Trip.com Group Ltd. - ADR (Retailing)*	616,717	19,815,117
Weibo Corp. - Sponsored ADR (Media & Entertainment)*	342,341	14,590,573
		1,173,020,375
Czech Republic - 0.8%
Komercni banka AS (Banks)†	1,025,818	35,244,128
Egypt - 0.9%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	7,311,929	38,542,014
Hong Kong - 6.6%
AIA Group Ltd. (Insurance)†	11,328,189	111,684,633
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,584,123	34,870,545
Sands China Ltd. (Consumer Services)†	19,240,944	92,958,449
Techtronic Industries Co., Ltd. (Capital Goods)†	6,434,500	51,003,427
		290,517,054
India - 6.6%
Housing Development Finance Corp., Ltd. (Banks)†	3,540,041	119,772,157
Kotak Mahindra Bank Ltd. (Banks)†	2,892,961	68,496,456
Maruti Suzuki India Ltd. (Automobiles & Components)†	519,193	49,999,352
Tata Consultancy Services Ltd. (Software & Services)†	1,640,725	47,931,530
		286,199,495
Indonesia - 3.3%
Astra International Tbk PT (Automobiles & Components)†	64,732,500	29,816,351
Bank Central Asia Tbk PT (Banks)†	20,722,410	48,697,568
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	208,096,390	67,514,880
		146,028,799
Italy - 0.9%
Tenaris SA - ADR (Energy)	1,900,925	39,330,138

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 91.5% (continued)
Kenya - 1.3%
East African Breweries Ltd. (Food Beverage & Tobacco)†	4,958,150	$10,596,952
Safaricom plc (Telecommunication Services)†	156,793,701	47,661,618
		58,258,570
Mexico - 4.8%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	447,507	40,351,706
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	274,175	52,858,199
Grupo Financiero Banorte SAB de CV, Series O (Banks)	10,135,840	62,272,481
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	17,920,300	52,019,182
		207,501,568
Panama - 1.0%
Copa Holdings SA, Class A (Transportation)	425,388	41,671,008
Peru - 1.1%
Credicorp Ltd. (Banks)	238,885	49,348,863
Russia - 8.7%
LUKOIL PJSC - Sponsored ADR (Energy)	1,306,829	133,466,446
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	532,665	95,854,963
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	7,468,170	119,070,949
Yandex NV, Class A (Media & Entertainment)*	711,326	31,874,518
		380,266,876
South Africa - 2.3%
Discovery Ltd. (Insurance)†	4,254,182	33,005,133
Sasol Ltd. (Materials)†	1,363,836	21,533,059
Standard Bank Group Ltd. (Banks)†	4,302,945	44,821,588
		99,359,780
South Korea - 8.1%
Amorepacific Corp. (Household & Personal Products)†	221,290	34,655,386
Hankook Tire & Technology Co., Ltd. (Automobiles & Components)†	1,113,686	26,701,888
LG Household & Health Care Ltd. (Household & Personal Products)†	73,797	77,341,318
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	151,263	176,723,221
	Shares	Value
COMMON STOCKS - 91.5% (continued)
South Korea - 8.1% (continued)
Woongjin Coway Co., Ltd. (Consumer Durables & Apparel)†	543,725	$39,869,571
		355,291,384
Taiwan - 8.3%
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	3,934,216	50,394,947
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	7,479,136	20,311,880
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	311,001	48,424,697
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	22,772,637	243,615,488
		362,747,012
Thailand - 1.1%
Siam Commercial Bank pcl, Reg S (Banks)†	14,971,900	47,072,384
United Arab Emirates - 0.7%
DP World plc (Transportation)†	2,224,264	31,101,519
United Kingdom - 2.2%
Bank of Georgia Group plc (Banks)†	567,151	11,317,843
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	2,308,867	85,096,057
		96,413,900
United States - 2.0%
EPAM Systems Inc. (Software & Services)*	387,082	88,308,887
Total Common Stocks (Cost $2,916,461,965)		$4,001,182,478
PREFERRED STOCKS - 5.3%
Brazil - 3.1%
Banco Bradesco SA - ADR, 6.43% (Banks)+	8,202,519	62,585,220
Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	1,034,263	20,561,149
Itau Unibanco Holding SA - Sponsored ADR, 0.56% (Banks)+	6,937,415	52,793,728
		135,940,097
Colombia - 1.2%
Bancolombia SA - Sponsored ADR, 2.26% (Banks)+	1,009,832	52,985,885

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
PREFERRED STOCKS - 5.3% (continued)
South Korea - 1.0%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.89% (Technology Hardware & Equipment)+†	42,848	$41,402,864
Total Preferred Stocks (Cost $141,060,660)		$230,328,846
SHORT TERM INVESTMENTS - 3.3%
Northern Institutional Funds - Prime Obligations Portfolio (Shares), 1.63% (Money Market Funds)	74,403,209	74,418,090
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.47% (Money Market Funds)	70,564,549	70,564,549
Total Short Term Investments (Cost $144,973,157)		$144,982,639
Total Investments — 100.1%
(Cost $3,202,495,782)		$4,376,493,963
Liabilities Less Other Assets - (0.1)%		(2,572,102)
Net Assets — 100.0%		$4,373,921,861

Summary of Abbreviations
ADR	American Depositary Receipt.
CDI	Chess Depositary Interest.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.8%
Banks	20.4
Capital Goods	2.2
Commercial & Professional Services	1.1
Consumer Durables & Apparel	4.4
Consumer Services	2.1
Diversified Financials	0.7
Energy	7.4
Food & Staples Retailing	1.7
Food Beverage & Tobacco	5.1
Household & Personal Products	2.6
Insurance	5.0
Materials	0.5
Media & Entertainment	7.2
Pharmaceuticals, Biotechnology & Life Sciences	1.2
Retailing	5.8
Semiconductors & Semiconductor Equipment	6.4
Software & Services	3.1
Technology Hardware & Equipment	9.4
Telecommunication Services	1.1
Transportation	4.3
Utilities	2.3
Money Market Funds	3.3
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
January 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Argentina - 4.7%
Globant SA (Software & Services)*	110,766	$13,590,988
Bangladesh - 2.9%
BRAC Bank Ltd. (Banks)*†	2,098,193	1,233,704
GrameenPhone Ltd. (Telecommunication Services)†	240,128	732,735
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,708,055	6,305,980
		8,272,419
Colombia - 5.2%
Cementos Argos SA - Sponsored ADR (Materials)#†	59,279	563,322
Ecopetrol SA - Sponsored ADR (Energy)	705,832	13,057,892
Grupo Nutresa SA (Food Beverage & Tobacco)	196,629	1,423,548
		15,044,762
Croatia - 0.7%
Ericsson Nikola Tesla (Technology Hardware & Equipment)†	9,318	1,990,325
Egypt - 6.1%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	2,060,224	10,859,676
Edita Food Industries SAE (Food Beverage & Tobacco)	3,588,188	3,179,407
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	853,469	3,722,458
		17,761,541
Estonia - 0.1%
Tallink Grupp AS (Transportation)†	195,619	215,354
Georgia - 0.5%
TBC Bank Group plc (Banks)†	88,477	1,453,528
Iceland - 0.9%
Marel HF (Capital Goods)*^†	572,749	2,697,963
Kazakhstan - 2.4%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	479,791	6,986,341
Kenya - 6.7%
East African Breweries Ltd. (Food Beverage & Tobacco)†	995,200	2,127,021
Equity Group Holdings plc (Banks)†	6,679,700	3,343,939
	Shares	Value
COMMON STOCKS - 94.9% (continued)
Kenya - 6.7% (continued)
Safaricom plc (Telecommunication Services)†	45,524,750	$13,838,459
		19,309,419
Kuwait - 9.7%
Mabanee Co. SAK (Real Estate)†	4,716,676	14,176,504
National Bank of Kuwait SAKP (Banks)†	4,027,804	13,901,900
		28,078,404
Morocco - 2.5%
Maroc Telecom (Telecommunication Services)†	244,937	3,970,208
Societe d'Exploitation des Ports (Transportation)†	138,247	3,176,035
		7,146,243
Nigeria - 5.4%
Dangote Cement plc (Materials)†	4,407,288	2,182,036
Guaranty Trust Bank plc (Banks)†	61,029,987	5,038,454
Lafarge Africa plc (Materials)*†	743,285	31,178
Nestle Nigeria plc (Food Beverage & Tobacco)	774,147	2,938,990
Nigerian Breweries plc (Food Beverage & Tobacco)	1,270,573	192,246
Zenith Bank plc (Banks)†	88,769,046	5,091,659
		15,474,563
Pakistan - 0.5%
Engro Corp., Ltd. (Materials)†	165,591	360,231
MCB Bank Ltd. (Banks)†	417,700	568,259
Oil & Gas Development Co., Ltd. (Energy)†	766,200	683,385
		1,611,875
Peru - 6.7%
Alicorp SAA (Food Beverage & Tobacco)	1,195,286	3,212,375
Cementos Pacasmayo SAA, Class C (Materials)	325,357	589,986
Credicorp Ltd. (Banks)	58,910	12,169,628
Ferreycorp SAA (Capital Goods)	5,808,071	3,430,638
		19,402,627
Philippines - 18.9%
Bank of the Philippine Islands (Banks)†	2,869,114	4,660,965
BDO Unibank Inc. (Banks)†	1,901,948	5,513,029
International Container Terminal Services Inc. (Transportation)†	1,486,780	3,773,372
Jollibee Foods Corp. (Consumer Services)†	468,330	1,758,340
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	3,088,090	4,682,296

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 94.9% (continued)
Philippines - 18.9% (continued)
Security Bank Corp. (Banks)†	1,872,590	$6,501,958
SM Prime Holdings Inc. (Real Estate)†	16,508,300	12,610,074
Universal Robina Corp. (Food Beverage & Tobacco)†	2,961,050	8,428,236
Wilcon Depot Inc. (Retailing)†	17,723,600	6,552,557
		54,480,827
Romania - 3.5%
Banca Transilvania SA (Banks)†	11,851,293	7,104,170
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	364,771	2,968,551
		10,072,721
Saudi Arabia - 1.4%
Al Rajhi Bank (Banks)†	37,215	657,830
Herfy Food Services Co. (Consumer Services)†	55,549	757,011
Jarir Marketing Co. (Retailing)†	58,838	2,522,059
		3,936,900
Slovenia - 0.8%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	29,133	2,449,783
Sri Lanka - 0.3%
Commercial Bank of Ceylon plc (Banks)†	437,906	221,964
John Keells Holdings plc (Capital Goods)†	842,036	749,275
		971,239
Thailand - 0.7%
Home Product Center pcl, Reg S (Retailing)	4,082,094	1,912,049
United Arab Emirates - 1.9%
Agthia Group PJSC (Food Beverage & Tobacco)†	3,395,507	3,071,609
Emaar Properties PJSC (Real Estate)†	2,107,642	2,311,923
		5,383,532
United Kingdom - 2.3%
Bank of Georgia Group plc (Banks)†	60,297	1,203,263
Network International Holdings plc (Software & Services)*^†	676,199	5,428,231
		6,631,494
United States - 1.8%
EPAM Systems Inc. (Software & Services)*	22,718	5,182,885
Vietnam - 8.3%
Hoa Phat Group JSC (Materials)*†	10,705,999	11,023,299
	Shares	Value
COMMON STOCKS - 94.9% (continued)
Vietnam - 8.3% (continued)
Masan Group Corp. (Food Beverage & Tobacco)*†	690,970	$1,482,190
Sai Gon Cargo Service Corp. (Transportation)†	208,000	1,128,305
Saigon Beer Alcohol Beverage Corp. (Food Beverage & Tobacco)†	356,320	3,248,987
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	1,523,500	7,094,394
		23,977,175
Total Common Stocks (Cost $213,938,877)		$274,034,957
PREFERRED STOCKS - 4.1%
Colombia - 4.1%
Bancolombia SA - Sponsored ADR, 2.26% (Banks)+	224,992	11,805,330
Total Preferred Stocks (Cost $8,352,965)		$11,805,330
SHORT TERM INVESTMENTS - 1.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.47% (Money Market Funds)	3,867,696	3,867,696
Total Short Term Investments (Cost $3,867,696)		$3,867,696
Total Investments — 100.4%
(Cost $226,159,538)		$289,707,983
Liabilities Less Other Assets - (0.4)%		(1,063,888)
Net Assets — 100.0%		$288,644,095

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

Summary of Abbreviations
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.1% of net assets as of January 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Banks	34.0%
Capital Goods	2.4
Consumer Services	0.9
Energy	5.8
Food & Staples Retailing	1.6
Food Beverage & Tobacco	12.6
Health Care Equipment & Services	1.3
Materials	5.1
Pharmaceuticals, Biotechnology & Life Sciences	3.0
Real Estate	10.1
Retailing	3.8
Software & Services	8.4
Technology Hardware & Equipment	0.7
Telecommunication Services	6.4
Transportation	2.9
Money Market Fund	1.4
Total Investments	100.4
Liabilities Less Other Assets	(0.4)
Net Assets	100.0%
See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Australia - 0.9%
BHP Group Ltd. (Materials)†	1,977	$50,912
Cochlear Ltd. (Health Care Equipment & Services)†	83	13,155
		64,067
Belgium - 0.5%
Anheuser-Busch InBev SA, NV (Food Beverage & Tobacco)†	463	34,932
Brazil - 0.6%
Ambev SA - ADR (Food Beverage & Tobacco)*	2,877	11,968
Ultrapar Participacoes SA - Sponsored ADR (Energy)	1,872	11,007
WEG SA (Capital Goods)	1,900	17,485
		40,460
Canada - 1.7%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	1,600	53,668
Canadian National Railway Co. (Transportation)	600	56,064
Cenovus Energy Inc. (Energy)	1,500	13,057
		122,789
China - 5.2%
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	1,670	11,670
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	55	11,362
Autohome Inc. - ADR (Media & Entertainment)*	143	10,937
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	90	11,120
China International Travel Service Corp., Ltd., Class A (Consumer Services)#†	800	8,680
China Tower Corp., Ltd., Class H (Telecommunication Services)^†	38,000	7,905
CNOOC Ltd. - Sponsored ADR (Energy)	119	17,969
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	8,000	17,687
ENN Energy Holdings Ltd. (Utilities)†	2,000	23,279
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)#†	2,600	8,460
Glodon Co., Ltd., Class A (Software & Services)#†	2,000	10,586
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)#†	1,700	14,383
Haitian International Holdings Ltd. (Capital Goods)†	4,000	8,582
	Shares	Value
COMMON STOCKS - 98.4% (continued)
China - 5.2% (continued)
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)#†	2,700	$12,862
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)#†	2,200	8,920
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)#†	600	8,508
NetEase Inc. - ADR (Media & Entertainment)	41	13,151
New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	110	13,371
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)#†	1,100	12,152
SF Holding Co., Ltd., Class A (Transportation)#†	1,900	9,861
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)#†	2,900	11,224
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,000	13,202
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	9,000	11,963
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)#†	2,900	10,338
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	900	14,493
Tencent Holdings Ltd. (Media & Entertainment)†	200	9,497
Trip.com Group Ltd. - ADR (Retailing)*	270	8,675
Weibo Corp. - Sponsored ADR (Media & Entertainment)*	235	10,016
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)#†	980	12,422
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	1,000	12,654
ZTO Express Cayman Inc. - ADR (Transportation)	496	10,773
		366,702

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 98.4% (continued)
Colombia - 0.4%
Ecopetrol SA - Sponsored ADR (Energy)	800	$14,800
Grupo Nutresa SA (Food Beverage & Tobacco)	1,370	9,918
		24,718
Denmark - 1.0%
Chr Hansen Holding A/S (Materials)†	446	33,256
Novozymes A/S, Class B (Materials)†	732	38,207
		71,463
France - 2.6%
Air Liquide SA (Materials)†	330	47,804
Dassault Systemes SE (Software & Services)†	130	22,562
EssilorLuxottica SA (Consumer Durables & Apparel)†	320	47,500
Kering SA (Consumer Durables & Apparel)†	26	15,970
Rubis SCA (Utilities)†	241	14,914
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	109	19,637
Schneider Electric SE (Capital Goods)†	159	15,939
		184,326
Germany - 2.6%
adidas AG (Consumer Durables & Apparel)†	60	18,993
Allianz SE, Reg S (Insurance)†	230	55,134
Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	196	15,827
Bayerische Motoren Werke AG (Automobiles & Components)†	350	25,013
FUCHS PETROLUB SE (Materials)†	375	15,287
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,190	25,797
SAP SE - Sponsored ADR (Software & Services)	110	14,385
Symrise AG (Materials)†	160	16,482
		186,918
Hong Kong - 1.3%
AIA Group Ltd. (Insurance)†	1,600	15,775
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,000	13,494
Budweiser Brewing Co., APAC Ltd. (Food Beverage & Tobacco)*^†	3,900	11,725
	Shares	Value
COMMON STOCKS - 98.4% (continued)
Hong Kong - 1.3% (continued)
Sands China Ltd. (Consumer Services)†	6,400	$30,920
Techtronic Industries Co., Ltd. (Capital Goods)†	2,500	19,816
		91,730
India - 2.5%
Asian Paints Ltd. (Materials)†	460	11,538
Bharti Infratel Ltd. (Telecommunication Services)†	3,204	11,151
HDFC Bank Ltd. - ADR (Banks)	235	13,461
Housing Development Finance Corp., Ltd. (Banks)†	340	11,503
ICICI Bank Ltd. - Sponsored ADR (Banks)	1,034	15,076
ITC Ltd. (Food Beverage & Tobacco)†	16,136	53,179
Kotak Mahindra Bank Ltd. (Banks)†	1,206	28,554
Max Financial Services Ltd. (Insurance)*†	1,630	11,567
Pidilite Industries Ltd. (Materials)†	1,120	23,734
		179,763
Indonesia - 0.7%
Astra International Tbk PT (Automobiles & Components)†	16,000	7,369
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	34,200	11,096
Unilever Indonesia Tbk PT (Household & Personal Products)†	56,000	32,504
		50,969
Italy - 0.2%
FinecoBank Banca Fineco SpA (Banks)†	1,194	13,977
Japan - 11.3%
ABC-Mart Inc. (Retailing)†	700	45,049
Benefit One Inc. (Commercial & Professional Services)†	700	12,243
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	300	30,704
Daito Trust Construction Co., Ltd. (Real Estate)†	100	11,777
FANUC Corp. (Capital Goods)†	100	18,193
Fast Retailing Co., Ltd. (Retailing)†	60	32,137
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	3,100	43,910
Kakaku.com Inc. (Media & Entertainment)†	600	15,740

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 98.4% (continued)
Japan - 11.3% (continued)
Kao Corp. (Household & Personal Products)†	700	$55,934
Keyence Corp. (Technology Hardware & Equipment)†	46	15,597
Komatsu Ltd. (Capital Goods)†	900	19,775
Kubota Corp. (Capital Goods)†	3,700	57,367
Makita Corp. (Capital Goods)†	1,200	45,530
MISUMI Group Inc. (Capital Goods)†	700	17,361
MonotaRO Co., Ltd. (Capital Goods)†	500	12,119
Nidec Corp. (Capital Goods)†	100	12,659
Nitori Holdings Co., Ltd. (Retailing)†	400	62,346
Nomura Research Institute Ltd. (Software & Services)†	990	21,934
Pigeon Corp. (Household & Personal Products)†	400	14,013
Rinnai Corp. (Consumer Durables & Apparel)†	540	38,564
Shimano Inc. (Consumer Durables & Apparel)†	400	61,274
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	600	35,669
Shiseido Co., Ltd. (Household & Personal Products)†	200	12,925
SMC Corp. (Capital Goods)†	40	17,307
Stanley Electric Co., Ltd. (Automobiles & Components)†	500	12,815
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	500	25,063
Sysmex Corp. (Health Care Equipment & Services)†	300	21,457
Unicharm Corp. (Household & Personal Products)†	1,000	34,189
		803,651
Malaysia - 0.5%
Dialog Group Bhd. (Energy)†	40,300	32,046
Mexico - 1.7%
Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	565	34,437
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	90	8,115
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	69	13,303
Grupo Financiero Banorte SAB de CV, Series O (Banks)	1,400	8,601
	Shares	Value
COMMON STOCKS - 98.4% (continued)
Mexico - 1.7% (continued)
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	18,700	$54,282
		118,738
Netherlands - 0.8%
Adyen NV (Software & Services)*^†	18	16,539
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	90	25,260
Prosus NV (Retailing)*†	166	11,963
		53,762
Pakistan - 0.6%
Engro Corp., Ltd. (Materials)†	7,680	16,707
MCB Bank Ltd. (Banks)†	10,800	14,693
Oil & Gas Development Co., Ltd. (Energy)†	13,400	11,952
		43,352
Panama - 0.3%
Copa Holdings SA, Class A (Transportation)	241	23,608
Peru - 0.5%
Alicorp SAA (Food Beverage & Tobacco)	9,290	24,967
Credicorp Ltd. (Banks)	50	10,329
		35,296
Philippines - 1.5%
Bank of the Philippine Islands (Banks)†	30,030	48,785
BDO Unibank Inc. (Banks)†	3,320	9,623
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,510	15,936
SM Prime Holdings Inc. (Real Estate)†	12,800	9,777
Universal Robina Corp. (Food Beverage & Tobacco)†	3,090	8,795
Wilcon Depot Inc. (Retailing)†	32,600	12,053
		104,969
Poland - 0.1%
ING Bank Slaski SA (Banks)†	198	10,361
Qatar - 0.9%
Qatar National Bank QPSC (Banks)†	10,949	61,416
Russia - 0.3%
LUKOIL PJSC - Sponsored ADR (Energy)	130	13,277
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	620	9,885
		23,162
Singapore - 0.9%
DBS Group Holdings Ltd. (Banks)†	2,400	44,032

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 98.4% (continued)
Singapore - 0.9% (continued)
Oversea-Chinese Banking Corp. Ltd. (Banks)†	2,703	$21,197
		65,229
South Africa - 0.4%
Clicks Group Ltd. (Food & Staples Retailing)†	851	13,867
Discovery Ltd. (Insurance)†	1,831	14,206
		28,073
South Korea - 0.8%
Amorepacific Corp. (Household & Personal Products)†	85	13,312
LG Household & Health Care Ltd. (Household & Personal Products)†	9	9,432
NAVER Corp. (Media & Entertainment)†	125	18,566
Woongjin Coway Co., Ltd. (Consumer Durables & Apparel)†	184	13,492
		54,802
Spain - 2.3%
Amadeus IT Group SA (Software & Services)†	450	35,249
Banco Bilbao Vizcaya Argentaria SA (Banks)†	3,607	18,643
Banco Santander SA - Sponsored ADR (Banks)	13,924	54,582
Bankinter SA (Banks)†	8,132	52,716
		161,190
Sweden - 2.0%
Alfa Laval AB (Capital Goods)†	887	22,092
Atlas Copco AB, Class A (Capital Goods)†	544	19,303
Epiroc AB, Class A (Capital Goods)†	1,467	16,972
Hexagon AB, Class B (Technology Hardware & Equipment)†	270	14,715
Intrum AB (Commercial & Professional Services)†	539	14,956
Skandinaviska Enskilda Banken AB, Class A (Banks)†	5,250	51,854
		139,892
Switzerland - 4.3%
Alcon Inc. (Health Care Equipment & Services)*	912	53,753
Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	140	10,211
Kuehne + Nagel International AG, Reg S (Transportation)†	285	46,120
	Shares	Value
COMMON STOCKS - 98.4% (continued)
Switzerland - 4.3% (continued)
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	60	$24,670
Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	540	59,541
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	173	58,225
SGS SA, Reg S (Commercial & Professional Services)†	8	23,110
Temenos AG, Reg S (Software & Services)*†	98	15,774
Vifor Pharma AG (Pharmaceuticals, Biotechnology & Life Sciences)†	91	16,769
		308,173
Taiwan - 1.7%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	4,000	38,137
Airtac International Group (Capital Goods)†	600	9,077
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	714	9,146
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	4,000	10,863
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	70	10,899
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	42,791
		120,913
Thailand - 1.0%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	12,700	54,394
Siam Commercial Bank pcl, Reg S (Banks)†	6,200	19,493
		73,887
Turkey - 0.1%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	1,226	9,990
United Arab Emirates - 0.3%
DP World plc (Transportation)†	745	10,417
Emaar Properties PJSC (Real Estate)†	9,900	10,860
		21,277

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 98.4% (continued)
United Kingdom - 6.9%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	970	$17,845
Bank of Georgia Group plc (Banks)†	637	12,712
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	751	27,679
Compass Group plc (Consumer Services)†	2,255	55,852
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	780	29,343
Diageo plc (Food Beverage & Tobacco)†	1,409	55,749
Diploma plc (Capital Goods)†	1,486	38,194
HomeServe plc (Commercial & Professional Services)†	977	16,466
HSBC Holdings plc - Sponsored ADR (Banks)	920	33,387
Network International Holdings plc (Software & Services)*^†	1,425	11,439
Rathbone Brothers plc (Diversified Financials)†	762	19,819
Rio Tinto plc (Materials)†	225	12,125
Rotork plc (Capital Goods)†	3,615	14,452
Royal Dutch Shell plc, Class B - Sponsored ADR (Energy)	790	42,091
Signature Aviation plc (Transportation)†	4,118	15,802
Spirax-Sarco Engineering plc (Capital Goods)†	154	18,121
Standard Chartered plc (Banks)†	2,119	17,639
Unilever plc (Household & Personal Products)†	898	53,635
		492,350
United States - 39.0%
Abbott Laboratories (Health Care Equipment & Services)	390	33,985
Accenture plc, Class A (Software & Services)	70	14,365
Adobe Inc. (Software & Services)*	90	31,603
Air Products & Chemicals Inc. (Materials)	320	76,387
Allegion plc (Capital Goods)	570	73,712
Alphabet Inc., Class A (Media & Entertainment)*	45	64,475
Altair Engineering Inc., Class A (Software & Services)*	403	14,891
Amphenol Corp., Class A (Technology Hardware & Equipment)	700	69,629
ANSYS Inc. (Software & Services)*	78	21,398
	Shares	Value
COMMON STOCKS - 98.4% (continued)
United States - 39.0% (continued)
Apple Inc. (Technology Hardware & Equipment)	65	$20,118
Atlassian Corp plc, Class A (Software & Services)*	117	17,199
Automatic Data Processing Inc. (Software & Services)	418	71,641
Booking Holdings Inc. (Retailing)*	7	12,814
BorgWarner Inc. (Automobiles & Components)	407	13,956
Cisco Systems Inc. (Technology Hardware & Equipment)	845	38,845
Cognex Corp. (Technology Hardware & Equipment)	270	13,762
Cognizant Technology Solutions Corp., Class A (Software & Services)	686	42,107
Colgate-Palmolive Co. (Household & Personal Products)	950	70,091
Danaher Corp. (Health Care Equipment & Services)	327	52,604
Deere & Co. (Capital Goods)	200	31,716
Domino's Pizza Inc. (Consumer Services)	254	71,564
eBay Inc. (Retailing)	1,969	66,080
Ecolab Inc. (Materials)	400	78,444
Emerson Electric Co. (Capital Goods)	185	13,251
EnerSys (Capital Goods)	200	14,392
Facebook Inc., Class A (Media & Entertainment)*	270	54,516
First Republic Bank (Banks)	660	73,181
Fiserv Inc. (Software & Services)*	626	74,250
Guidewire Software Inc. (Software & Services)*	152	17,100
Healthcare Services Group Inc. (Commercial & Professional Services)	622	15,923
HEICO Corp. (Capital Goods)	212	25,955
Helmerich & Payne Inc. (Energy)	327	13,260
IDEXX Laboratories Inc. (Health Care Equipment & Services)*	70	18,971
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	60	17,404
IQVIA Holdings Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	100	15,525
JPMorgan Chase & Co. (Banks)	641	84,843
Linde plc (Materials)†	169	34,546
Mastercard Inc., Class A (Software & Services)	141	44,547

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 98.4% (continued)
United States - 39.0% (continued)
McDonald's Corp. (Consumer Services)	313	$66,973
Merck & Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	880	75,187
Mettler-Toledo International Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	19	14,386
Microsoft Corp. (Software & Services)	400	68,092
NIKE Inc., Class B (Consumer Durables & Apparel)	156	15,023
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	107	25,298
Ovintiv Inc. (Energy)	692	10,816
PayPal Holdings Inc. (Software & Services)*	240	27,334
Procter & Gamble Co. (Household & Personal Products)	606	75,520
Proto Labs Inc. (Capital Goods)*	133	13,765
Reinsurance Group of America Inc. (Insurance)	380	54,739
Repligen Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	146	14,657
ResMed Inc. (Health Care Equipment & Services)	510	81,075
Rollins Inc. (Commercial & Professional Services)	1,083	41,100
Roper Technologies Inc. (Capital Goods)	208	79,385
salesforce.com Inc. (Software & Services)*	130	23,700
Schlumberger Ltd. (Energy)	518	17,358
Sensata Technologies Holding plc (Capital Goods)*	328	15,505
ServiceNow Inc. (Software & Services)*	54	18,264
Signature Bank (Banks)	473	67,114
Synopsys Inc. (Software & Services)*	511	75,378
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	60	18,791
Tiffany & Co. (Retailing)	106	14,206
UnitedHealth Group Inc. (Health Care Equipment & Services)	230	62,663
Verisk Analytics Inc. (Commercial & Professional Services)	249	40,455
	Shares	Value
COMMON STOCKS - 98.4% (continued)
United States - 39.0% (continued)
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	69	$15,666
Walgreens Boots Alliance Inc. (Food & Staples Retailing)	1,239	63,003
Walt Disney Co. (Media & Entertainment)	471	65,144
Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	149	33,345
Workday Inc., Class A (Software & Services)*	140	25,848
Zoetis Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	261	35,029
		2,773,869
Total Common Stocks (Cost $5,851,315)		$6,992,820
PREFERRED STOCKS - 0.6%
Brazil - 0.3%
Banco Bradesco SA - ADR, 6.43% (Banks)+	1,262	9,629
Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	510	10,139
		19,768
Colombia - 0.1%
Bancolombia SA - Sponsored ADR, 2.26% (Banks)+	187	9,812
South Korea - 0.2%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.89% (Technology Hardware & Equipment)+†	17	16,426
Total Preferred Stocks (Cost $41,163)		$46,006
SHORT TERM INVESTMENTS - 0.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.48% (Money Market Funds)	32,316	32,316
Total Short Term Investments (Cost $32,316)		$32,316
Total Investments — 99.5%
(Cost $5,924,794)		$7,071,142
Other Assets Less Liabilities - 0.5%		37,760
Net Assets — 100.0%		$7,108,902

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

Summary of Abbreviations
ADR	American Depositary Receipt.
CDI	Chess Depositary Interest.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.9% of net assets as of January 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	0.9%
Banks	11.8
Capital Goods	9.6
Commercial & Professional Services	2.3
Consumer Durables & Apparel	3.6
Consumer Services	3.6
Diversified Financials	0.3
Energy	2.8
Food & Staples Retailing	3.5
Food Beverage & Tobacco	5.0
Health Care Equipment & Services	5.5
Household & Personal Products	5.2
Insurance	2.3
Materials	6.4
Media & Entertainment	4.5
Pharmaceuticals, Biotechnology & Life Sciences	7.6
Real Estate	0.5
Retailing	3.9
Semiconductors & Semiconductor Equipment	1.9
Software & Services	10.4
Technology Hardware & Equipment	4.0
Telecommunication Services	0.3
Transportation	2.6
Utilities	0.5
Money Market Fund	0.5
Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Australia - 1.5%
BHP Group Ltd. (Materials)†	7,016	$180,676
Cochlear Ltd. (Health Care Equipment & Services)†	709	112,376
		293,052
Belgium - 0.8%
Anheuser-Busch InBev SA, NV (Food Beverage & Tobacco)†	2,061	155,498
Brazil - 1.0%
Ambev SA - ADR (Food Beverage & Tobacco)*	9,987	41,546
Ultrapar Participacoes SA - Sponsored ADR (Energy)	9,877	58,076
WEG SA (Capital Goods)	9,700	89,263
		188,885
Canada - 2.3%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	6,000	201,255
Canadian National Railway Co. (Transportation)	2,155	201,363
Cenovus Energy Inc. (Energy)	6,200	53,970
		456,588
China - 8.3%
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	7,500	52,409
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	265	54,746
Autohome Inc. - ADR (Media & Entertainment)*	664	50,783
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	417	51,525
China International Travel Service Corp., Ltd., Class A (Consumer Services)#†	3,700	40,147
China Tower Corp., Ltd., Class H (Telecommunication Services)^†	268,000	55,750
CNOOC Ltd. - Sponsored ADR (Energy)	375	56,625
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	20,000	44,218
ENN Energy Holdings Ltd. (Utilities)†	7,000	81,478
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)#†	18,400	59,870
Glodon Co., Ltd., Class A (Software & Services)#†	8,680	45,943
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)#†	5,300	44,842
Haitian International Holdings Ltd. (Capital Goods)†	22,400	48,061
	Shares	Value
COMMON STOCKS - 97.4% (continued)
China - 8.3% (continued)
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)#†	12,500	$59,546
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)#†	11,400	46,220
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)#†	2,900	41,121
NetEase Inc. - ADR (Media & Entertainment)	192	61,586
New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	393	47,769
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)#†	5,200	57,448
SF Holding Co., Ltd., Class A (Transportation)#†	8,700	45,151
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)#†	13,100	50,703
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	5,770	76,173
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	39,000	51,841
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)#†	13,400	47,768
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	4,100	66,021
Tencent Holdings Ltd. (Media & Entertainment)†	900	42,735
Trip.com Group Ltd. - ADR (Retailing)*	1,249	40,130
Weibo Corp. - Sponsored ADR (Media & Entertainment)*	1,103	47,010
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)#†	4,780	60,588
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	4,500	56,944
ZTO Express Cayman Inc. - ADR (Transportation)	2,307	50,108
		1,635,259

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 97.4% (continued)
Colombia - 0.8%
Ecopetrol SA - Sponsored ADR (Energy)	3,904	$72,224
Grupo Nutresa SA (Food Beverage & Tobacco)	11,532	83,489
		155,713
Denmark - 1.6%
Chr Hansen Holding A/S (Materials)†	1,571	117,141
Novozymes A/S, Class B (Materials)†	3,764	196,464
		313,605
France - 4.2%
Air Liquide SA (Materials)†	1,365	197,733
Dassault Systemes SE (Software & Services)†	307	53,282
EssilorLuxottica SA (Consumer Durables & Apparel)†	1,338	198,609
Kering SA (Consumer Durables & Apparel)†	91	55,894
Rubis SCA (Utilities)†	3,337	206,510
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	297	53,507
Schneider Electric SE (Capital Goods)†	596	59,745
		825,280
Germany - 6.0%
adidas AG (Consumer Durables & Apparel)†	564	178,530
Allianz SE, Reg S (Insurance)†	882	211,428
Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	685	55,313
Bayerische Motoren Werke AG (Automobiles & Components)†	1,932	138,073
FUCHS PETROLUB SE (Materials)†	4,120	167,955
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	3,022	65,511
SAP SE - Sponsored ADR (Software & Services)	1,385	181,116
Symrise AG (Materials)†	1,725	177,703
		1,175,629
Hong Kong - 2.7%
AIA Group Ltd. (Insurance)†	18,800	185,349
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	3,500	47,230
Budweiser Brewing Co., APAC Ltd. (Food Beverage & Tobacco)*^†	32,700	98,305
	Shares	Value
COMMON STOCKS - 97.4% (continued)
Hong Kong - 2.7% (continued)
Sands China Ltd. (Consumer Services)†	9,200	$44,448
Techtronic Industries Co., Ltd. (Capital Goods)†	20,500	162,494
		537,826
India - 4.3%
Asian Paints Ltd. (Materials)†	2,389	59,922
Bharti Infratel Ltd. (Telecommunication Services)†	53,053	184,634
HDFC Bank Ltd. - ADR (Banks)	1,314	75,266
Housing Development Finance Corp., Ltd. (Banks)†	3,774	127,688
ICICI Bank Ltd. - Sponsored ADR (Banks)	4,955	72,244
ITC Ltd. (Food Beverage & Tobacco)†	26,778	88,252
Kotak Mahindra Bank Ltd. (Banks)†	2,910	68,900
Max Financial Services Ltd. (Insurance)*†	13,094	92,922
Pidilite Industries Ltd. (Materials)†	3,542	75,057
		844,885
Indonesia - 1.1%
Astra International Tbk PT (Automobiles & Components)†	126,100	58,083
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	160,800	52,170
Unilever Indonesia Tbk PT (Household & Personal Products)†	178,500	103,606
		213,859
Italy - 0.2%
FinecoBank Banca Fineco SpA (Banks)†	4,160	48,698
Japan - 18.8%
ABC-Mart Inc. (Retailing)†	2,940	189,204
Benefit One Inc. (Commercial & Professional Services)†	3,600	62,965
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,600	163,755
Daito Trust Construction Co., Ltd. (Real Estate)†	1,300	153,106
Dentsu Group Inc. (Media & Entertainment)†	5,120	169,580
FANUC Corp. (Capital Goods)†	500	90,965
Fast Retailing Co., Ltd. (Retailing)†	220	117,837
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	10,190	144,338

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 97.4% (continued)
Japan - 18.8% (continued)
Kakaku.com Inc. (Media & Entertainment)†	6,000	$157,404
Kao Corp. (Household & Personal Products)†	2,500	199,763
Keyence Corp. (Technology Hardware & Equipment)†	180	61,030
Komatsu Ltd. (Capital Goods)†	1,840	40,429
Kubota Corp. (Capital Goods)†	12,900	200,008
Makita Corp. (Capital Goods)†	3,800	144,178
MISUMI Group Inc. (Capital Goods)†	3,400	84,324
MonotaRO Co., Ltd. (Capital Goods)†	1,800	43,628
Nidec Corp. (Capital Goods)†	300	37,978
Nitori Holdings Co., Ltd. (Retailing)†	1,200	187,038
Nomura Research Institute Ltd. (Software & Services)†	7,106	157,434
Pigeon Corp. (Household & Personal Products)†	2,700	94,589
Rinnai Corp. (Consumer Durables & Apparel)†	1,900	135,689
Shimano Inc. (Consumer Durables & Apparel)†	1,200	183,821
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,400	202,122
Shiseido Co., Ltd. (Household & Personal Products)†	900	58,160
SMC Corp. (Capital Goods)†	260	112,498
Stanley Electric Co., Ltd. (Automobiles & Components)†	6,115	156,730
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	1,455	72,934
Sysmex Corp. (Health Care Equipment & Services)†	800	57,219
Unicharm Corp. (Household & Personal Products)†	6,100	208,555
		3,687,281
Malaysia - 0.5%
Dialog Group Bhd. (Energy)†	133,900	106,474
Mexico - 1.7%
Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	818	49,857
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	454	40,937
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	317	61,115
Grupo Financiero Banorte SAB de CV, Series O (Banks)	9,600	58,980
	Shares	Value
COMMON STOCKS - 97.4% (continued)
Mexico - 1.7% (continued)
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	41,800	$121,337
		332,226
Netherlands - 1.1%
Adyen NV (Software & Services)*^†	63	57,888
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	412	115,632
Prosus NV (Retailing)*†	578	41,655
		215,175
Pakistan - 0.8%
Engro Corp., Ltd. (Materials)†	23,710	51,579
MCB Bank Ltd. (Banks)†	50,600	68,839
Oil & Gas Development Co., Ltd. (Energy)†	47,500	42,366
		162,784
Panama - 0.5%
Copa Holdings SA, Class A (Transportation)	938	91,886
Peru - 0.6%
Alicorp SAA (Food Beverage & Tobacco)	18,253	49,056
Credicorp Ltd. (Banks)	331	68,378
		117,434
Philippines - 2.3%
Bank of the Philippine Islands (Banks)†	43,180	70,147
BDO Unibank Inc. (Banks)†	29,700	86,089
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	62,440	94,674
SM Prime Holdings Inc. (Real Estate)†	131,100	100,143
Universal Robina Corp. (Food Beverage & Tobacco)†	14,230	40,504
Wilcon Depot Inc. (Retailing)†	149,900	55,419
		446,976
Poland - 0.2%
ING Bank Slaski SA (Banks)†	909	47,566
Qatar - 1.0%
Qatar National Bank QPSC (Banks)†	37,073	207,953
Russia - 0.8%
LUKOIL PJSC - Sponsored ADR (Energy)	949	96,921
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	3,385	53,970
		150,891
Singapore - 1.8%
DBS Group Holdings Ltd. (Banks)†	9,370	171,909

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 97.4% (continued)
Singapore - 1.8% (continued)
Oversea-Chinese Banking Corp. Ltd. (Banks)†	22,784	$178,667
		350,576
South Africa - 0.6%
Clicks Group Ltd. (Food & Staples Retailing)†	4,068	66,290
Discovery Ltd. (Insurance)†	6,527	50,638
		116,928
South Korea - 1.3%
Amorepacific Corp. (Household & Personal Products)†	394	61,703
LG Household & Health Care Ltd. (Household & Personal Products)†	45	47,161
NAVER Corp. (Media & Entertainment)†	391	58,075
Woongjin Coway Co., Ltd. (Consumer Durables & Apparel)†	1,100	80,660
		247,599
Spain - 3.6%
Amadeus IT Group SA (Software & Services)†	2,425	189,950
Banco Bilbao Vizcaya Argentaria SA (Banks)†	29,901	154,541
Banco Santander SA - Sponsored ADR (Banks)	48,359	189,568
Bankinter SA (Banks)†	26,327	170,667
		704,726
Sweden - 3.8%
Alfa Laval AB (Capital Goods)†	2,963	73,796
Atlas Copco AB, Class A (Capital Goods)†	1,570	55,708
Epiroc AB, Class A (Capital Goods)†	15,452	178,766
Hexagon AB, Class B (Technology Hardware & Equipment)†	2,545	138,703
Intrum AB (Commercial & Professional Services)†	3,759	104,304
Skandinaviska Enskilda Banken AB, Class A (Banks)†	19,933	196,879
		748,156
Switzerland - 6.9%
Alcon Inc. (Health Care Equipment & Services)*	3,527	207,881
Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	2,114	154,178
Kuehne + Nagel International AG, Reg S (Transportation)†	1,269	205,355
	Shares	Value
COMMON STOCKS - 97.4% (continued)
Switzerland - 6.9% (continued)
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	194	$79,767
Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	1,848	203,761
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	601	202,273
SGS SA, Reg S (Commercial & Professional Services)†	69	199,326
Temenos AG, Reg S (Software & Services)*†	264	42,493
Vifor Pharma AG (Pharmaceuticals, Biotechnology & Life Sciences)†	317	58,416
		1,353,450
Taiwan - 1.8%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	10,000	95,342
Airtac International Group (Capital Goods)†	3,000	45,383
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	3,040	38,941
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	19,000	51,600
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	420	65,397
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	6,000	64,186
		360,849
Thailand - 1.6%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	44,100	188,879
Siam Commercial Bank pcl, Reg S (Banks)†	39,300	123,561
		312,440
Turkey - 0.3%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	6,927	56,447
United Arab Emirates - 0.7%
DP World plc (Transportation)†	3,997	55,890
Emaar Properties PJSC (Real Estate)†	78,581	86,197
		142,087

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 97.4% (continued)
United Kingdom - 11.7%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	6,862	$126,241
Bank of Georgia Group plc (Banks)†	2,342	46,736
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	1,496	55,137
Compass Group plc (Consumer Services)†	7,804	193,291
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	3,147	118,387
Diageo plc (Food Beverage & Tobacco)†	4,097	162,104
Diploma plc (Capital Goods)†	5,153	132,445
HomeServe plc (Commercial & Professional Services)†	13,422	226,206
HSBC Holdings plc - Sponsored ADR (Banks)	3,626	131,588
Network International Holdings plc (Software & Services)*^†	6,329	50,806
Rathbone Brothers plc (Diversified Financials)†	2,799	72,798
Rio Tinto plc (Materials)†	3,730	201,009
Rotork plc (Capital Goods)†	12,541	50,135
Royal Dutch Shell plc, Class B - Sponsored ADR (Energy)	2,806	149,504
Signature Aviation plc (Transportation)†	34,677	133,063
Spirax-Sarco Engineering plc (Capital Goods)†	1,168	137,440
Standard Chartered plc (Banks)†	11,000	91,566
Unilever plc (Household & Personal Products)†	3,557	212,450
		2,290,906
United States - 0.2%
Ovintiv Inc. (Energy)	2,152	33,636
Total Common Stocks (Cost $17,445,914)		$19,129,223
PREFERRED STOCKS - 1.1%
Brazil - 0.6%
Banco Bradesco SA - ADR, 6.43% (Banks)+	8,058	61,483
Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	2,381	47,334
		108,817
Colombia - 0.2%
Bancolombia SA - Sponsored ADR, 2.26% (Banks)+	930	48,797
	Shares	Value
PREFERRED STOCKS - 1.1% (continued)
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.89% (Technology Hardware & Equipment)+†	67	$64,740
Total Preferred Stocks (Cost $194,143)		$222,354
SHORT TERM INVESTMENTS - 1.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.47% (Money Market Funds)	289,755	289,755
Total Short Term Investments (Cost $289,755)		$289,755
Total Investments — 100.0%
(Cost $17,929,812)		$19,641,332
Other Assets Less Liabilities - 0.0%		5,812
Net Assets — 100.0%		$19,647,144

Summary of Abbreviations
ADR	American Depositary Receipt.
CDI	Chess Depositary Interest.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of January 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

Industry	Percentage of Net Assets
Automobiles & Components	2.1%
Banks	13.6
Capital Goods	9.4
Commercial & Professional Services	3.0
Consumer Durables & Apparel	5.8
Consumer Services	1.9
Diversified Financials	0.4
Energy	3.4
Food & Staples Retailing	3.4
Food Beverage & Tobacco	5.9
Health Care Equipment & Services	2.9
Household & Personal Products	5.0
Insurance	3.0
Materials	7.2
Media & Entertainment	4.0
Pharmaceuticals, Biotechnology & Life Sciences	6.5
Real Estate	1.7
Retailing	3.5
Semiconductors & Semiconductor Equipment	1.5
Software & Services	4.0
Technology Hardware & Equipment	3.3
Telecommunication Services	1.2
Transportation	4.3
Utilities	1.5
Money Market Fund	1.5
Total Investments	100.0
Other Assets Less Liabilities	0.0
Net Assets	100.0%
See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 93.1%
Bangladesh - 0.6%
GrameenPhone Ltd. (Telecommunication Services)†	5,493	$16,761
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	10,331	24,057
		40,818
Brazil - 3.3%
Ambev SA - ADR (Food Beverage & Tobacco)*	20,505	85,301
Ultrapar Participacoes SA - Sponsored ADR (Energy)	11,420	67,150
WEG SA (Capital Goods)	9,500	87,422
		239,873
China - 30.1%
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	7,000	48,915
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	724	149,571
Autohome Inc. - ADR (Media & Entertainment)*	442	33,804
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	781	96,500
China International Travel Service Corp., Ltd., Class A (Consumer Services)#†	6,100	66,188
China Tower Corp., Ltd., Class H (Telecommunication Services)^†	444,000	92,362
CNOOC Ltd. - Sponsored ADR (Energy)	933	140,883
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	24,000	53,061
ENN Energy Holdings Ltd. (Utilities)†	9,000	104,758
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)#†	37,300	121,368
Glodon Co., Ltd., Class A (Software & Services)#†	6,800	35,992
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)#†	4,300	36,381
Haitian International Holdings Ltd. (Capital Goods)†	15,000	32,184
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)#†	10,500	50,018
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)#†	21,800	88,386
	Shares	Value
COMMON STOCKS - 93.1% (continued)
China - 30.1% (continued)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)#†	3,800	$53,883
NetEase Inc. - ADR (Media & Entertainment)	279	89,492
New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	558	67,825
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)#†	11,100	122,629
SF Holding Co., Ltd., Class A (Transportation)#†	13,000	67,466
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)#†	17,000	65,798
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	6,000	79,210
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	30,000	39,878
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)#†	10,100	36,004
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	3,100	49,919
Tencent Holdings Ltd. (Media & Entertainment)†	3,300	156,694
Trip.com Group Ltd. - ADR (Retailing)*	950	30,524
Weibo Corp. - Sponsored ADR (Media & Entertainment)*	837	35,673
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)#†	3,640	46,138
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	4,000	50,617
ZTO Express Cayman Inc. - ADR (Transportation)	3,421	74,304
		2,216,425
Colombia - 0.7%
Ecopetrol SA - Sponsored ADR (Energy)	1,683	31,135
Grupo Nutresa SA (Food Beverage & Tobacco)	2,477	17,933
		49,068
India - 10.0%
Asian Paints Ltd. (Materials)†	2,810	70,482

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 93.1% (continued)
India - 10.0% (continued)
Bharti Infratel Ltd. (Telecommunication Services)†	14,487	$50,417
HDFC Bank Ltd. - ADR (Banks)	2,433	139,362
Housing Development Finance Corp., Ltd. (Banks)†	2,360	79,847
ICICI Bank Ltd. - Sponsored ADR (Banks)	4,150	60,507
ITC Ltd. (Food Beverage & Tobacco)†	35,757	117,844
Kotak Mahindra Bank Ltd. (Banks)†	4,364	103,326
Max Financial Services Ltd. (Insurance)*†	9,910	70,327
Pidilite Industries Ltd. (Materials)†	2,034	43,102
		735,214
Indonesia - 2.7%
Astra International Tbk PT (Automobiles & Components)†	121,100	55,780
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	284,800	92,401
Unilever Indonesia Tbk PT (Household & Personal Products)†	88,500	51,367
		199,548
Kazakhstan - 0.3%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,610	23,444
Kenya - 0.3%
Safaricom plc (Telecommunication Services)†	62,300	18,938
Kuwait - 1.1%
Mabanee Co. SAK (Real Estate)†	8,845	26,585
National Bank of Kuwait SAKP (Banks)†	16,253	56,097
		82,682
Malaysia - 0.7%
Dialog Group Bhd. (Energy)†	63,800	50,732
Mexico - 6.7%
Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,577	96,118
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,393	125,607
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	448	86,370
	Shares	Value
COMMON STOCKS - 93.1% (continued)
Mexico - 6.7% (continued)
Grupo Financiero Banorte SAB de CV, Series O (Banks)	11,500	$70,654
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	40,300	116,983
		495,732
Morocco - 1.0%
Attijariwafa Bank (Banks)†	1,198	62,886
Maroc Telecom (Telecommunication Services)†	900	14,588
		77,474
Nigeria - 1.1%
Dangote Cement plc (Materials)†	44,096	21,832
Guaranty Trust Bank plc (Banks)†	261,863	21,618
Nestle Nigeria plc (Food Beverage & Tobacco)	5,120	19,438
Zenith Bank plc (Banks)†	260,470	14,940
		77,828
Pakistan - 1.0%
Engro Corp., Ltd. (Materials)†	11,490	24,996
MCB Bank Ltd. (Banks)†	17,600	23,944
Oil & Gas Development Co., Ltd. (Energy)†	27,700	24,706
		73,646
Panama - 0.9%
Copa Holdings SA, Class A (Transportation)	695	68,082
Peru - 2.0%
Alicorp SAA (Food Beverage & Tobacco)	6,050	16,259
Credicorp Ltd. (Banks)	617	127,460
		143,719
Philippines - 3.0%
Bank of the Philippine Islands (Banks)†	26,900	43,700
BDO Unibank Inc. (Banks)†	12,990	37,653
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,620	16,102
SM Prime Holdings Inc. (Real Estate)†	72,700	55,533
Universal Robina Corp. (Food Beverage & Tobacco)†	15,950	45,400
Wilcon Depot Inc. (Retailing)†	56,500	20,888
		219,276
Poland - 0.2%
ING Bank Slaski SA (Banks)†	342	17,896
Qatar - 0.8%
Qatar National Bank QPSC (Banks)†	10,447	58,600

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 93.1% (continued)
Romania - 0.5%
Banca Transilvania SA (Banks)†	32,012	$19,189
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	2,060	16,765
		35,954
Russia - 4.2%
LUKOIL PJSC - Sponsored ADR (Energy)	1,444	147,476
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	467	84,038
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	4,750	75,733
		307,247
Saudi Arabia - 1.2%
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	685	18,744
Jarir Marketing Co. (Retailing)†	1,292	55,381
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	827	17,701
		91,826
South Africa - 1.4%
Clicks Group Ltd. (Food & Staples Retailing)†	2,632	42,889
Discovery Ltd. (Insurance)†	7,600	58,963
		101,852
South Korea - 4.5%
Amorepacific Corp. (Household & Personal Products)†	353	55,282
LG Household & Health Care Ltd. (Household & Personal Products)†	139	145,676
NAVER Corp. (Media & Entertainment)†	545	80,949
Woongjin Coway Co., Ltd. (Consumer Durables & Apparel)†	650	47,662
		329,569
Taiwan - 6.9%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	8,000	76,274
Airtac International Group (Capital Goods)†	2,300	34,794
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,080	52,262
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	49,000	133,075
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	470	73,182
	Shares	Value
COMMON STOCKS - 93.1% (continued)
Taiwan - 6.9% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	13,000	$139,070
		508,657
Thailand - 2.1%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	12,700	54,394
Siam Commercial Bank pcl, Reg S (Banks)†	32,000	100,609
		155,003
Turkey - 1.2%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	11,148	90,843
United Arab Emirates - 0.9%
DP World plc (Transportation)†	1,960	27,406
Emaar Properties PJSC (Real Estate)†	36,745	40,307
		67,713
United Kingdom - 2.2%
Bank of Georgia Group plc (Banks)†	1,170	23,348
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	2,663	98,148
Network International Holdings plc (Software & Services)*^†	4,958	39,801
		161,297
Vietnam - 1.5%
Hoa Phat Group JSC (Materials)*†	61,760	63,590
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	9,842	45,831
		109,421
Total Common Stocks (Cost $6,312,509)		$6,848,377
PREFERRED STOCKS - 5.4%
Brazil - 2.5%
Banco Bradesco SA - ADR, 6.43% (Banks)+	14,632	111,642
Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	3,548	70,535
		182,177
Colombia - 1.0%
Bancolombia SA - Sponsored ADR, 2.26% (Banks)+	1,420	74,507

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments
January 31, 2020 (unaudited) (continued)

	Shares	Value
PREFERRED STOCKS - 5.4% (continued)
South Korea - 1.9%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.89% (Technology Hardware & Equipment)+†	148	$143,008
Total Preferred Stocks (Cost $375,833)		$399,692
SHORT TERM INVESTMENTS - 1.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.48% (Money Market Funds)	120,682	120,682
Total Short Term Investments (Cost $120,682)		$120,682
Total Investments — 100.1%
(Cost $6,809,024)		$7,368,751
Liabilities Less Other Assets - (0.1)%		(10,226)
Net Assets — 100.0%		$7,358,525

Summary of Abbreviations
ADR	American Depositary Receipt.
CDI	Chess Depositary Interest.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.5% of net assets as of January 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.4%
Banks	19.6
Capital Goods	3.0
Consumer Durables & Apparel	2.9
Consumer Services	2.3
Energy	7.7
Food & Staples Retailing	4.6
Food Beverage & Tobacco	11.0
Health Care Equipment & Services	1.0
Household & Personal Products	3.4
Insurance	3.7
Materials	3.0
Media & Entertainment	6.7
Pharmaceuticals, Biotechnology & Life Sciences	2.9
Real Estate	1.7
Retailing	3.5
Semiconductors & Semiconductor Equipment	1.9
Software & Services	1.0
Technology Hardware & Equipment	7.8
Telecommunication Services	2.6
Transportation	4.4
Utilities	1.4
Money Market Fund	1.6
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements
January 31, 2020 (unaudited)

1.  Organization
Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has nine separate diversified Portfolios, all of which were active as of January 31, 2020 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).
Portfolio	Inception Date	Investment Objective
Global Equity Portfolio ("Global Equity")	Institutional Class: November 3, 2009 Institutional Class Z: August 1, 2017 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio ("International Equity")	Institutional Class: May 11, 1994* Institutional Class Z: July 17, 2017 Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio ("International Small Companies")	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio** ("Institutional Emerging Markets")	Institutional Class (Formerly Class I): October 17, 2005 Institutional Class Z (Formerly Class II): March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio** ("Emerging Markets")	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio ("Frontier Emerging Markets")	Institutional Class I: May 27, 2008 Institutional Class II: March 1, 2017 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets
Global Equity Research Portfolio ("Global Equity Research")	Institutional Class***: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Research Portfolio ("International Equity Research")	Institutional Class***: December 17, 2015	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
Emerging Markets Research Portfolio ("Emerging Markets Research")	Institutional Class***: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
* The International Equity Portfolio is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996, is historical information for the predecessor portfolio.
** Effective March 1, 2019, the Institutional Emerging Markets and Emerging Markets Portfolios' shares are generally available for purchase by new and existing shareholders, subject to certain limitations that may apply at the Fund's discretion.
*** Effective March 1, 2019, the Investor Class shares of the Global Equity Research, International Equity Research and Emerging Markets Research Portfolios were closed and their balances were transferred to the Institutional Class (See Note 7) .
2.  Summary of Significant Accounting Policies
The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The following is a summary of the Fund’s significant accounting policies:

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)
January 31, 2020 (unaudited)

2.  Summary of Significant Accounting Policies (continued)
Estimates
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Valuation
The Board of Directors of the Fund (the "Board") has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.
In determining a Portfolio’s net asset value per share ("NAV"), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.
Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.
Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices. To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.
Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value as determined in good faith”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.
GAAP has established a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. GAAP defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)
January 31, 2020 (unaudited)

2.  Summary of Significant Accounting Policies (continued)
Level 1unadjusted quoted prices in active markets for identical assets
Level 2other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.
The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of January 31, 2020. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.
Portfolio	Unadjusted Quoted Pricesin Active Markets for Identical Assets (Level 1)	Other SignificantObservable Inputs (Level 2)	SignificantUnobservable Inputs (Level 3)	Total
Global Equity
Common Stocks	$630,645,788	$317,069,776	$—	$947,715,564
Preferred Stocks	8,280,981	—	—	8,280,981
Short Term Investments	27,608,179	—	—	27,608,179
Total Investments	$666,534,948	$317,069,776	$—	$983,604,724

International Equity
Common Stocks	$4,687,983,385	$11,155,666,148	$—	$15,843,649,533
Preferred Stocks	153,979,020	347,685,895	—	501,664,915
Short Term Investments	239,427,652	—	—	239,427,652
Total Investments	$5,081,390,057	$11,503,352,043	$—	$16,584,742,100

International Small Companies
Common Stocks	$42,311,572	$298,491,125	$—	$340,802,697
Short Term Investments	10,300,713	—	—	10,300,713
Total Investments	$52,612,285	$298,491,125	$—	$351,103,410

Institutional Emerging Markets
Common Stocks	$1,569,853,855	$3,610,415,113	$—	$5,180,268,968
Preferred Stocks	244,699,472	53,855,225	—	298,554,697
Short Term Investments	194,695,082	—	—	194,695,082
Total Investments	$2,009,248,409	$3,664,270,338	$—	$5,673,518,747

Emerging Markets
Common Stocks	$1,212,040,804	$2,789,141,674	$—	$4,001,182,478
Preferred Stocks	188,925,982	41,402,864	—	230,328,846
Short Term Investments	144,982,639	—	—	144,982,639
Total Investments	$1,545,949,425	$2,830,544,538	$—	$4,376,493,963

Frontier Emerging Markets
Common Stocks	$60,880,632	$213,154,325	$—	$274,034,957
Preferred Stocks	11,805,330	—	—	11,805,330
Short Term Investments	3,867,696	—	—	3,867,696
Total Investments	$76,553,658	$213,154,325	$—	$289,707,983

Global Equity Research
Common Stocks	$3,537,119	$3,455,701	$—	$6,992,820
Preferred Stocks	29,580	16,426	—	46,006
Short Term Investments	32,316	—	—	32,316
Total Investments	$3,599,015	$3,472,127	$—	$7,071,142

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)
January 31, 2020 (unaudited)

2.  Summary of Significant Accounting Policies (continued)
Portfolio	Unadjusted Quoted Pricesin Active Markets for Identical Assets (Level 1)	Other SignificantObservable Inputs (Level 2)	SignificantUnobservable Inputs (Level 3)	Total
International Equity Research
Common Stocks	$3,260,131	$15,869,092	$—	$19,129,223
Preferred Stocks	157,614	64,740	—	222,354
Short Term Investments	289,755	—	—	289,755
Total Investments	$3,707,500	$15,933,832	$—	$19,641,332

Emerging Markets Research
Common Stocks	$2,081,833	$4,766,544	$—	$6,848,377
Preferred Stocks	256,684	143,008	—	399,692
Short Term Investments	120,682	—	—	120,682
Total Investments	$2,459,199	$4,909,552	$—	$7,368,751
As of January 31, 2020, there were no Level 3 investments held within the Portfolios.
Securities
For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.
Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. However, on a semi-annual basis, such fluctuations are included with the "Net realized gain (loss) on investment transactions" and "Change in unrealized appreciation (depreciation) on investments" on the Statements of Operations.
Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.
3.  Foreign Exchange Contracts
The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. However, on a semi-annual basis, such realized gain (loss) and unrealized appreciation (depreciation) on spot market

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)
January 31, 2020 (unaudited)

3.  Foreign Exchange Contracts (continued)
transactions is included in “Net realized gain (loss) on foreign currency transactions” and “Change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts as of or during the period ended January 31, 2020.
4.  Participation Notes
Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes are issued by banks or broker-dealers or their affiliates and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter. In addition to carrying the same risks associated with a direct investment in the underlying security, participation notes are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer(s) of the underlying security(ies). Participation notes may be more volatile and less liquid than other investments held by the Portfolios.
5.  Concentration of Risk
Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.
Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. Such additional risks include increased competition within the industry, or changes in legislation, or government regulations affecting the industry. The value of the Portfolio's shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition. Such risks may be magnified with respect to securities of issuers in Frontier Emerging Markets. At January 31, 2020, the Portfolio’s investment in the Banking industry amounted to 34% of its total assets.
6.  Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.